Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11. Commitments and Contingencies

The Company has certain royalty commitments associated with the shipment of its products for the use of licensed software and modifications together with the Company’s hardware and other software. Royalty expense is generally based on a dollar amount per unit shipped and can range from $1 per unit to $8 per unit. For the fiscal years ended March 31, 2025 and 2024, management has recorded royalty expense in the consolidated statements of operations of $68 and $907, respectively.

In February 2024, the Company was named a co-defendant and served a citation by a customer related to alleged injuries obtained when attempting to use the Omni Arena attraction at an entertainment venue. The case remains in the discovery phase, and no settlement range has been determined at this time. The Company’s attorneys, retained by the Company’s insurance provider, have filed a general denial and alleged contributory negligence against the plaintiff. Based on current information, the Company believes this matter will not have a material adverse effect on its consolidated financial condition, results of operations, or cash flows. All legal costs and any potential settlement are expected to be covered by the Company’s insurance provider.

Note 11. Commitments and Contingencies

In February 2024, the Company was named a co-defendant and served a citation by a customer related to alleged injuries obtained when attempting to use the Omni Arena attraction at an entertainment venue. The case remains in the discovery phase, and no settlement range has been determined at this time. The Company’s attorneys, retained by the Company’s insurance provider, have filed a general denial and alleged contributory negligence against the plaintiff. Based on current information, the Company believes this matter will not have a material adverse effect on its consolidated financial condition, results of operations, or cash flows. Except for a deductible of $2,500, all legal costs and any potential settlement are expected to be covered by the Company’s insurance provider.